Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The SEC requires us to disclose the following pay versus performance information. The table below provides information concerning the relationship between compensation actually paid to Named Executive Officers, calculated in accordance with SEC rules, and Company performance for fiscal years 2025, 2024, 2023, 2022, and 2021.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

					Value of Initial Fixed $100
Fiscal Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income (Loss) ($ Millions) (5)	Adjusted EPS ($) (6)
2025	10,976,383	7,810,695	4,570,585	4,019,357	118.65	122.65	(1,230.8)	10.12
2024	10,367,569	3,893,704	3,161,327	1,416,797	112.74	130.75	744.0	9.94
2023	11,348,537	11,781,764	3,088,211	3,566,854	146.81	147.42	(91.3)	8.92
2022	8,511,639	8,485,002	2,883,391	2,690,945	126.56	132.33	631.7	8.88
2021	12,450,437	12,995,067	3,321,746	4,103,342	117.58	117.59	876.3	9.12

(1)
Mark Smucker served as our principal executive officer (“PEO”) for 2021, 2022, 2023, 2024, and 2025. Our non-PEO
Named Executive Officers (“NEOs”) included Tucker Marshall, John Brase, Jeannette Knudsen, and Richard Smucker for 2021 and 2022, and Tucker Marshall, John Brase, Jeannette Knudsen, and Jill Penrose for 2023, 2024, and 2025.

(2)	Compensation Actually Paid to our PEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

PEO	2025	2024	2023	2022	2021
Summary Compensation Table (“SCT”) Total for PEO (Column (b))	10,976,383	10,367,569	11,348,537	8,511,639	12,450,437
Less: Stock Award Values Reported in SCT	(6,549,243)	(5,188,571)	(5,014,262)	(4,143,838)	(3,598,208)
Less: Option Award Values Reported in SCT	—	(1,297,115)	(1,253,526)	(1,381,245)	(1,199,375)
Plus: Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year	6,602,624	4,287,020	7,679,823	5,925,060	6,557,375
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(2,079,119)	(4,341,705)	575,031	(1,311,156)	1,889,530
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	(186,038)	(141,039)	(819,058)	226,270	(180,888)
Less: Fair Value of Equity Awards from Prior Years that failed to vest in the Covered Year	—	—	—	—
Plus: Dollar Value of Dividends Paid on Equity Awards in the Covered Year	280,291	207,545	323,409	279,441	345,654
Change in Fair Value for Equity Award Modifications	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Pension Benefits	(1,234,203)	—	(1,160,679)	—	(3,626,179)
Plus: Service Cost of Pension Benefits	—	—	102,489	378,831	356,721
Plus: Prior Service Cost of Pension Benefits	—	—	—	—
Compensation Actually Paid to PEO (Column (c))	7,810,695	3,893,704	11,781,764	8,485,002	12,995,067

(3)	Average Compensation Actually Paid to our non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Average for Non-PEO NEOs	2025	2024	2023	2022	2021

Average SCT Total for Non-PEOs (Column (d))	4,570,585	3,161,327	3,088,211	2,883,391	3,321,746

Less: Stock Award Values Reported in SCT	(3,302,319)	(1,288,159)	(1,205,149)	(1,110,969)	(1,082,985)

Less: Option Award Values Reported in SCT	—	(322,017)	(301,271)	(370,309)	(360,975)

Plus: Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year	3,328,374	1,064,327	1,845,789	1,498,861	1,973,615

Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(506,378)	(1,228,516)	125,057	(255,680)	303,178

Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	(147,696)	(26,990)	(25,573)	26,629	(21,768)

Less: Fair Value of Equity Awards from Prior Years that failed to vest in the Covered Year	—	—	—	—	—

Plus: Dollar Value of Dividends Paid on Equity Awards in the Covered Year	78,927	56,825	39,790	19,022	22,821

Change in Fair Value for Equity Award Modifications	—	—	—	—

Less: Aggregate Change in Actuarial Present Value of Pension Benefits	(2,136)	—	—	—	(52,290)

Plus: Service Cost of Pension Benefits	—	—	—	—

Plus: Prior Service Cost of Pension Benefits	—	—	—	—

Compensation Actually Paid to Non-PEO (Column (e))	4,019,357	1,416,797	3,566,854	2,690,945	4,103,342

(4)
Represents the cumulative total shareholder return of the S&P Packaged Foods & Meats, which we consider to be our peer group for purposes of the performance graph included in our Annual Report on Form
10-K.

(5)
The fiscal year 2023 net loss includes the loss on the divestiture of certain pet food brands. The fiscal year 2025 net loss includes the impairment charge related to the goodwill of the Sweet Baked Snacks reporting unit, the impairment charge related to the
Hostess
brand indefinite-lived trademark, and the loss on the divestitures of certain Sweet Baked Snacks value brands and the
Voortman
business. For further information, please see the Consolidated Financial Statements in our Annual Report on Form
10-K.

(6)	For information regarding the calculation of Adjusted Earnings per Share, please see the Compensation Discussion and Analysis section in this Proxy Statement.

Company Selected Measure Name	Adjusted Earnings per Share
Named Executive Officers, Footnote	Executive Officers (“NEOs”) included Tucker Marshall, John Brase, Jeannette Knudsen, and Richard Smucker for 2021 and 2022, and Tucker Marshall, John Brase, Jeannette Knudsen, and Jill Penrose for 2023, 2024, and 2025.
Peer Group Issuers, Footnote	Represents the cumulative total shareholder return of the S&P Packaged Foods & Meats, which we consider to be our peer group for purposes of the performance graph included in our Annual Report on Form
10-K.

PEO Total Compensation Amount	$ 10,976,383	$ 10,367,569	$ 11,348,537	$ 8,511,639	$ 12,450,437
PEO Actually Paid Compensation Amount	$ 7,810,695	3,893,704	11,781,764	8,485,002	12,995,067
Adjustment To PEO Compensation, Footnote
(2)	Compensation Actually Paid to our PEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

PEO	2025	2024	2023	2022	2021
Summary Compensation Table (“SCT”) Total for PEO (Column (b))	10,976,383	10,367,569	11,348,537	8,511,639	12,450,437
Less: Stock Award Values Reported in SCT	(6,549,243)	(5,188,571)	(5,014,262)	(4,143,838)	(3,598,208)
Less: Option Award Values Reported in SCT	—	(1,297,115)	(1,253,526)	(1,381,245)	(1,199,375)
Plus: Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year	6,602,624	4,287,020	7,679,823	5,925,060	6,557,375
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(2,079,119)	(4,341,705)	575,031	(1,311,156)	1,889,530
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	(186,038)	(141,039)	(819,058)	226,270	(180,888)
Less: Fair Value of Equity Awards from Prior Years that failed to vest in the Covered Year	—	—	—	—
Plus: Dollar Value of Dividends Paid on Equity Awards in the Covered Year	280,291	207,545	323,409	279,441	345,654
Change in Fair Value for Equity Award Modifications	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Pension Benefits	(1,234,203)	—	(1,160,679)	—	(3,626,179)
Plus: Service Cost of Pension Benefits	—	—	102,489	378,831	356,721
Plus: Prior Service Cost of Pension Benefits	—	—	—	—
Compensation Actually Paid to PEO (Column (c))	7,810,695	3,893,704	11,781,764	8,485,002	12,995,067

Non-PEO NEO Average Total Compensation Amount	$ 4,570,585	3,161,327	3,088,211	2,883,391	3,321,746
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,019,357	1,416,797	3,566,854	2,690,945	4,103,342
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Average Compensation Actually Paid to our non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Average for Non-PEO NEOs	2025	2024	2023	2022	2021

Average SCT Total for Non-PEOs (Column (d))	4,570,585	3,161,327	3,088,211	2,883,391	3,321,746

Less: Stock Award Values Reported in SCT	(3,302,319)	(1,288,159)	(1,205,149)	(1,110,969)	(1,082,985)

Less: Option Award Values Reported in SCT	—	(322,017)	(301,271)	(370,309)	(360,975)

Plus: Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year	3,328,374	1,064,327	1,845,789	1,498,861	1,973,615

Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	(506,378)	(1,228,516)	125,057	(255,680)	303,178

Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	(147,696)	(26,990)	(25,573)	26,629	(21,768)

Less: Fair Value of Equity Awards from Prior Years that failed to vest in the Covered Year	—	—	—	—	—

Plus: Dollar Value of Dividends Paid on Equity Awards in the Covered Year	78,927	56,825	39,790	19,022	22,821

Change in Fair Value for Equity Award Modifications	—	—	—	—

Less: Aggregate Change in Actuarial Present Value of Pension Benefits	(2,136)	—	—	—	(52,290)

Plus: Service Cost of Pension Benefits	—	—	—	—

Plus: Prior Service Cost of Pension Benefits	—	—	—	—

Compensation Actually Paid to Non-PEO (Column (e))	4,019,357	1,416,797	3,566,854	2,690,945	4,103,342

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The following represent the most important financial performance measures used to link compensation actually paid to Company performance. Please see the Compensation Discussion and Analysis section in this Proxy Statement for further details.

Adjusted Earnings per Share

Adjusted Operating Income

Net Sales

Free Cash Flow

Total Shareholder Return Amount	$ 118.65	112.74	146.81	126.56	117.58
Peer Group Total Shareholder Return Amount	122.65	130.75	147.42	132.33	117.59
Net Income (Loss)	$ (1,230,800,000)	$ 744,000,000	$ (91,300,000)	$ 631,700,000	$ 876,300,000
Company Selected Measure Amount	10.12	9.94	8.92	8.88	9.12
PEO Name	Mark Smucker
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,549,243)	$ (5,188,571)	$ (5,014,262)	$ (4,143,838)	$ (3,598,208)
PEO | Option Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,297,115)	(1,253,526)	(1,381,245)	(1,199,375)
PEO | Fair Value of Outstanding Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,602,624	4,287,020	7,679,823	5,925,060	6,557,375
PEO | Change in Fair Value of Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,079,119)	(4,341,705)	575,031	(1,311,156)	1,889,530
PEO | Change in Fair Value of Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(186,038)	(141,039)	(819,058)	226,270	(180,888)
PEO | Dividends Paid on Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	280,291	207,545	323,409	279,441	345,654
PEO | Change in Actuarial Present Value Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,234,203)		(1,160,679)		(3,626,179)
PEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			102,489	378,831	356,721
Non-PEO NEO | Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,302,319)	(1,288,159)	(1,205,149)	(1,110,969)	(1,082,985)
Non-PEO NEO | Option Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(322,017)	(301,271)	(370,309)	(360,975)
Non-PEO NEO | Fair Value of Outstanding Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,328,374	1,064,327	1,845,789	1,498,861	1,973,615
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(506,378)	(1,228,516)	125,057	(255,680)	303,178
Non-PEO NEO | Change in Fair Value of Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147,696)	(26,990)	(25,573)	26,629	(21,768)
Non-PEO NEO | Dividends Paid on Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,927	$ 56,825	$ 39,790	$ 19,022	22,821
Non-PEO NEO | Change in Actuarial Present Value Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,136)				$ (52,290)